Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (23,719,949)	$ (13,176,768)	$ (1,849,674)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,474,064	721,839	76,210
Bad debt provision	31,454	3,829
Provision for inventory		7,276
Changes in operating assets and liabilities:
Accounts receivable	(274,102)	(91,407)	(6,468)
Advances to suppliers	(124,080)	(462,182)	(209,832)
Inventories	840,241	(2,942,395)	(262,247)
Other receivables, net	(377,871)	(59,118)	(94,402)
Prepaid rent	392,844	(463,125)	(169,520)
Short-term deposits	41,779	(130,668)	(28,009)
Long-term deposits	(469,409)	(510,273)	(184,214)
Refundable value added tax credits	(930,544)
Other current assets	(509,131)	66,656	(195,399)
Accounts payable	1,317,096	866,571	103,925
Advances from customers	35,766
Advances from customers- related parties	37,000
Deferred revenue	(523,166)	4,765,294	582,723
Deferred rent	57,805	122,772	107
Taxes payable	85,641	(76,245)	91,147
Accrued expenses and other current liabilities	575,370	778,042	358,949
NET CASH USED IN OPERATING ACTIVITIES	(22,039,190)	(10,579,902)	(1,786,704)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(3,255,146)	(6,076,036)	(4,035,354)
Payments for construction in progress		(115,897)
NET CASH USED IN INVESTING ACTIVITIES	(3,255,146)	(6,191,933)	(4,035,354)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shareholders’ loan	9,626,917	4,105,698	6,573,785
Repayment of shareholders’ loan	(7,182,456)
Capital contribution from shareholders	23,382,842	11,501,028
NET CASH PROVIDED BY FINANCING ACTIVITIES	25,827,303	15,606,726	6,573,785
EFFECT OF EXCHANGE RATE CHANGE ON CASH	398,254	519,740	(30,451)
NET INCREASE (DECREASE) IN CASH	931,221	(645,369)	721,276
CASH-beginning of year	76,048	721,417	141
CASH-end of year	1,007,269	76,048	721,417
Cash paid during the year for:
Income tax	10,496		16,563
Non-cash investing activities:
Transfer from prepayment on property and equipment to fixed assets		$ 2,714,422